T. ROWE PRICE REAL ASSETS FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 90.7%
CONSUMER DISCRETIONARY 0.5%

Hotels, Resorts, & Cruise Lines 0.5%
Hilton Worldwide Holdings	154,706	14,405
Total Consumer Discretionary		14,405
CONSUMER STAPLES 0.4%

Agricultural Products 0.1%
Corteva	83,904	2,349
		2,349
Packaged Foods & Meats 0.3%
Sanderson Farms	59,525	9,008
		9,008
Total Consumer Staples		11,357
ENERGY 11.3%

Integrated Oil & Gas 4.1%
BP (GBP)	3,809,240	24,115
Chevron	70,518	8,363
Eni (EUR)	164,977	2,522
Equinor (NOK)	619,489	11,735
Exxon Mobil	114,933	8,115
Galp Energia (EUR)	626,893	9,428
Occidental Petroleum	231,524	10,296
Royal Dutch Shell, B Shares (GBP)	88,125	2,605
Suncor Energy	186,360	5,885
TOTAL (EUR)	828,346	43,129
		126,193
Oil & Gas Equipment & Services 1.2%
Dril-Quip (1)	65,024	3,263
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(4)	2,530,088	2,530
Halliburton	354,169	6,676
Hunting (GBP)	374,833	2,109
Schlumberger	400,171	13,674

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Schoeller-Bleckmann Oilfield Equipment (EUR)	29,405	1,745
Tenaris (EUR)	538,070	5,707
		35,704
Oil & Gas Exploration & Production 4.2%
Cabot Oil & Gas	243,202	4,273
Cairn Energy (GBP) (1)	1,220,580	2,875
Concho Resources	255,460	17,346
ConocoPhillips	302,568	17,240
Continental Resources (1)	274,501	8,452
Devon Energy	294,817	7,093
Diamondback Energy	130,014	11,690
EOG Resources	253,516	18,816
Jagged Peak Energy (1)	321,602	2,335
Kelt Exploration (CAD) (1)	419,593	1,102
Kosmos Energy	842,144	5,255
Lundin Petroleum (SEK)	256,364	7,685
Magnolia Oil & Gas, Class A (1)	334,155	3,709
Pioneer Natural Resources	108,835	13,688
Seven Generations Energy, Class A (CAD) (1)	555,931	3,533
WPX Energy (1)	395,908	4,193
		129,285
Oil & Gas Refining & Marketing 0.7%
Marathon Petroleum	112,747	6,849
Phillips 66	75,844	7,767
Valero Energy	78,899	6,725
		21,341
Oil & Gas Storage & Transportation 1.1%
Enbridge	175,126	6,144
Targa Resources	58,400	2,346
TC Energy	380,054	19,683
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$112 (1)(2)(4)	37	192
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $2,704 (1)(2)(4)	759	3,947
		32,312
Total Energy		344,835
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
HEALTH CARE 0.0%
Biotechnology 0.0%
Calyxt (1)	32,100	181
Total Health Care		181
INDUSTRIALS & BUSINESS SERVICES 2.0%
Agricultural & Farm Machinery 0.4%
AGCO	43,265	3,275
CNH Industrial (EUR)	367,660	3,744
Toro	79,316	5,814
		12,833
Construction & Engineering 0.3%
Jacobs Engineering Group	72,825	6,664
Valmont Industries	20,604	2,852
		9,516
Diversified Support Services 0.1%
Shurgard Self Storage (EUR)	140,092	4,463
		4,463
Electrical Components & Equipment 0.2%
Schneider Electric (EUR)	44,485	3,890
SGL Carbon (EUR) (1)	157,841	749
		4,639
Heavy Electrical Equipment 0.0%
Bloom Energy, Class A (1)	35,042	114
		114
Industrial Machinery 0.9%
Epiroc, B Shares (SEK)	460,291	4,750
Flowserve	78,833	3,682
Sandvik (SEK)	338,505	5,270
Wartsila (EUR)	420,977	4,710
Weir Group (GBP)	228,773	4,008
Xylem	64,572	5,141
		27,561

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Research & Consulting Services 0.1%
Intertek Group (GBP)	47,334	3,186
		3,186
Total Industrials & Business Services		62,312
INFORMATION TECHNOLOGY 0.2%
IT Consulting & Other Services 0.1%
KBR	142,248	3,491
		3,491
Semiconductor Equipment 0.1%
Entegris	73,000	3,435
		3,435
Total Information Technology		6,926
MATERIALS 37.0%
Aluminum 0.7%
Alumina (AUD)	6,286,346	10,072
Aluminum of China, Class H (HKD) (1)	5,002,000	1,576
Hindalco Industries (INR)	1,192,929	3,225
Norsk Hydro (NOK)	1,383,518	4,872
Press Metal Aluminium Holdings Bhd (MYR)	926,300	1,052
		20,797
Commodity Chemicals 0.2%
Orion Engineered Carbons	96,394	1,611
Westlake Chemical	76,900	5,038
		6,649
Copper 1.5%
Antofagasta (GBP)	660,497	7,291
ERO Copper (CAD) (1)	252,777	3,692
First Quantum Minerals (CAD)	575,751	4,837
Freeport-McMoRan	1,170,907	11,206
Jiangxi Copper, Class H (HKD)	1,174,000	1,360
KGHM Polska Miedz (PLN) (1)	119,398	2,383
Lundin Mining (CAD)	1,524,713	7,170

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Southern Copper	248,401	8,478
		46,417
Diversified Chemicals 0.3%
Dow	82,504	3,931
Incitec Pivot (AUD)	1,639,066	3,754
		7,685
Diversified Metals & Mining 11.7%
Anglo American (GBP)	638,691	14,678
BHP Group (AUD)	4,222,806	104,348
BHP Group (GBP)	1,007,794	21,526
Boliden (SEK)	1,108,114	25,450
China Molybdenum, Class H (HKD)	3,276,000	1,087
Glencore (GBP)	7,200,996	21,700
Grupo Mexico, Series B (MXN)	2,246,388	5,267
Independence Group (AUD)	2,458,249	10,694
Korea Zinc (KRW)	3,697	1,384
Mitsubishi Materials (JPY)	67,000	1,816
MMC Norilsk Nickel (RUB)	39,823	10,239
Rio Tinto (AUD)	144,694	9,063
Rio Tinto (GBP)	1,575,846	81,916
South32 (AUD)	9,662,889	17,042
Sumitomo Metal Mining (JPY)	469,200	14,654
Teck Resources, Class B	963,802	15,643
Vedanta (INR)	1,088,641	2,368
		358,875
Fertilizers & Agricultural Chemicals 0.5%
CF Industries Holdings	181,994	8,954
Yara International (NOK)	115,717	4,989
		13,943
Forest Products 0.3%
Interfor (CAD) (1)	245,398	2,593
West Fraser Timber (CAD)	175,900	7,037
		9,630
Gold 9.2%
Agnico Eagle Mines (CAD)	309,042	16,562
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Alamos Gold, Class A (CAD)	176,196	1,024
Anglogold Ashanti (ZAR)	548,758	10,147
B2Gold (CAD) (1)	459,873	1,496
Barrick Gold (CAD)	2,359,779	40,824
Centamin (GBP)	526,422	815
Centerra Gold (CAD) (1)	99,378	845
Cia de Minas Buenaventura, ADR	276,110	4,191
Coeur Mining (1)	91,735	441
Detour Gold (CAD) (1)	81,925	1,203
Dundee Precious Metals (CAD) (1)	66,684	225
Eldorado Gold (CAD) (1)	72,831	564
Endeavour Mining (CAD) (1)	34,246	655
Evolution Mining (AUD)	681,555	2,079
Franco-Nevada (CAD)	341,280	31,097
Gold Fields (ZAR)	1,116,479	5,567
Gold Road Resources (AUD) (1)	314,938	264
Harmony Gold Minning, ADR (1)	221,995	630
Iamgold (CAD) (1)	212,026	723
Kinross Gold (CAD) (1)	1,603,071	7,381
Kirkland Lake Gold (CAD)	655,006	29,343
Koza Altin Isletmeleri (TRY) (1)	21,689	251
New Gold (CAD) (1)	305,596	307
Newcrest Mining (AUD)	948,309	21,883
Newmont Goldcorp (CAD)	145,574	5,505
Newmont Goldcorp	944,152	35,802
Northern Star Resources (AUD)	1,998,687	14,854
Novagold Resources (CAD) (1)	118,252	719
OceanaGold (CAD)	279,941	731
Osisko Gold Royalties (CAD)	412,444	3,832
Polymetal International (RUB)	283,687	3,995
Polyus (RUB)	34,707	4,039
Pretium Resources (CAD) (1)	80,363	926
Regis Resources (AUD)	228,377	754
Resolute Mining (AUD) (1)	343,594	328
Royal Gold	30,192	3,720

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sandstorm Gold (CAD) (1)	81,346	460
Saracen Mineral Holdings (AUD) (1)	4,541,873	10,555
Seabridge Gold (CAD) (1)	19,409	245
SEMAFO (CAD) (1)	1,720,327	5,519
Shandong Gold Mining, Class A (CNH)	55,400	262
Sibanye Gold (ZAR) (1)	1,055,628	1,464
Silver Lake Resources (AUD) (1)	367,939	232
SSR Mining (CAD) (1)	55,712	808
St Barbara (AUD)	306,279	598
Torex Gold Resources (CAD) (1)	39,851	494
Westgold Resources (AUD) (1)	157,415	265
Yamana Gold (CAD)	428,920	1,360
Zhaojin Mining Industry, Class H (HKD)	1,354,500	1,564
Zijin Mining Group, Class H (HKD)	9,076,000	3,134
		280,682
Industrial Gases 1.6%
Air Products & Chemicals	107,343	23,815
Linde	129,914	25,167
		48,982
Metal & Glass Containers 0.7%
Ball	180,665	13,154
Silgan Holdings	133,000	3,995
Vidrala (EUR)	44,012	3,690
		20,839
Paper Packaging 0.6%
Avery Dennison	49,153	5,582
International Paper	148,116	6,194
Packaging Corp. of America	66,500	7,056
		18,832
Paper Products 0.1%
Mondi (GBP)	222,507	4,260
		4,260
Precious Metals & Minerals 1.2%
Alrosa (RUB)	6,427,170	7,383
Anglo American Platinum (ZAR)	136,056	8,203
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Asahi Holdings (JPY)	57,600	1,189
Fresnillo (GBP)	577,031	4,855
Impala Platinum Holdings (ZAR) (1)	1,121,601	7,058
Industrias Penoles (MXN)	359,714	4,794
Northam Platinum (ZAR) (1)	572,972	3,147
Osisko Mining (CAD) (1)	299,828	708
		37,337
Silver 0.4%
Wheaton Precious Metals (CAD)	431,845	11,324
		11,324
Specialty Chemicals 2.9%
Akzo Nobel (EUR)	76,221	6,791
Croda International (GBP)	114,000	6,810
DuPont de Nemours	115,804	8,258
Koninklijke DSM (EUR)	83,739	10,081
PPG Industries	89,980	10,663
Quaker Chemical	38,696	6,119
RPM International	202,582	13,940
Sherwin-Williams	24,721	13,593
Symrise (EUR)	55,526	5,398
Umicore (EUR)	92,491	3,495
Victrex (GBP)	135,413	3,586
		88,734
Steel 5.1%
ArcelorMittal (EUR)	663,073	9,328
Baoshan Iron & Steel, Class A (CNH)	1,261,900	1,046
BlueScope Steel (AUD)	512,254	4,161
China Steel (TWD)	11,336,000	8,403
Cia Siderurgica Nacional (BRL)	607,521	1,937
Eregli Demir ve Celik Fabrikalari (TRY)	1,376,649	1,667
Evraz (GBP)	514,531	2,961
Fortescue Metals Group (AUD)	1,352,565	8,051
Hitachi Metals (JPY)	212,300	2,306
Hyundai Steel (KRW)	76,503	2,486
Inner Mongolia Baotou Steel Union, Class A (CNH)	5,029,900	1,030

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

JFE Holdings (JPY)	484,800	5,872
JSW Steel (INR)	837,987	2,708
Kobe Steel (JPY)	302,300	1,624
Kumba Iron Ore (ZAR)	62,178	1,536
Magnitogorsk Iron & Steel Works (RUB)	2,173,200	1,312
Maruichi Steel Tube (JPY)	56,400	1,498
Nippon Steel (JPY)	798,700	11,192
Novolipetsk Steel (RUB)	1,140,400	2,501
Nucor	296,864	15,113
POSCO (KRW)	74,681	14,156
Severstal (RUB)	205,131	2,951
Steel Dynamics	213,250	6,355
Tata Steel (INR)	345,299	1,766
thyssenkrupp (EUR)	398,935	5,520
Vale (BRL) (1)	3,169,953	36,575
voestalpine (EUR)	116,164	2,671
		156,726
Total Materials		1,131,712
REAL ESTATE 36.7%

Diversified Real Estate Activities 1.7%
Hang Lung Properties (HKD)	4,142,000	9,400
Heiwa Real Estate (JPY)	183,100	4,111
Mitsubishi Estate (JPY)	660,500	12,772
Mitsui Fudosan (JPY)	361,100	8,987
Sun Hung Kai Properties (HKD)	1,113,000	15,995
		51,265
Diversified Real Estate Investment Trusts 1.1%
Alexander & Baldwin, REIT	231,212	5,667
Concentradora Fibra Danhos (MXN)	1,987,924	2,779
Gecina (EUR)	44,517	6,995
PS Business Parks, REIT	36,978	6,728
VEREIT, REIT	209,516	2,049
WP Carey, REIT	104,587	9,361
		33,579

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Health Care Real Estate Investment Trusts 1.8%
Healthcare Realty Trust, REIT	896,942	30,048
Healthcare Trust of America, Class A, REIT	826,936	24,295
		54,343
Hotel & Resort Real Estate Investment Trusts 1.0%
Hoshino Resorts (JPY)	697	3,843
Host Hotels & Resorts, REIT	620,379	10,726
Pebblebrook Hotel Trust, REIT	98,034	2,727
Sunstone Hotel Investors, REIT	1,044,425	14,351
		31,647
Industrial Real Estate Investment Trusts 5.2%
EastGroup Properties, REIT	74,007	9,252
First Industrial Realty Trust, REIT	145,997	5,776
Goodman Group (AUD)	1,029,426	9,853
Mapletree Industrial Trust (SGD)	3,353,300	5,896
Mapletree Logistics Trust (SGD)	1,242,100	1,456
Mitsui Fudosan Logistics Park (JPY)	2,600	10,833
Nippon Prologis (JPY)	3,828	10,497
Prologis, REIT	920,620	78,455
Rexford Industrial Realty, REIT	189,900	8,359
Terreno Realty, REIT	396,589	20,262
		160,639
Office Real Estate Investment Trusts 6.9%
Alexandria Real Estate Equities, REIT	198,255	30,539
Allied Properties Real Estate Investment Trust (CAD)	136,794	5,531
Boston Properties, REIT	82,943	10,755
Derwent London (GBP)	209,698	8,695
Dexus (AUD)	828,195	6,671
Douglas Emmett, REIT	728,088	31,184
Great Portland Estates (GBP)	930,046	8,580
Highwoods Properties, REIT	176,531	7,933
Hudson Pacific Properties, REIT	296,195	9,911
Inmobiliaria Colonial Socimi (EUR)	738,987	8,916
JBG SMITH Properties, REIT	507,559	19,901
Kilroy Realty, REIT	171,428	13,353

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mori Hills REIT Investment (JPY)	1,602	2,544
Paramount Group, REIT	197,025	2,630
SL Green Realty, REIT	339,378	27,744
Vornado Realty Trust, REIT	235,968	15,024
		209,911
Real Estate Development 0.2%
Shimao Property Holdings (HKD)	1,502,500	4,388
WHA (THB)	17,429,500	2,713
		7,101
Real Estate Operating Companies 1.7%
ADO Properties (EUR)	224,330	9,243
Deutsche Wohnen (EUR)	128,449	4,689
Grainger (GBP)	1,096,190	3,316
Hongkong Land Holdings	1,172,400	6,591
Hufvudstaden, A Shares (SEK)	379,559	6,869
Kojamo (EUR)	576,236	9,428
PSP Swiss Property (CHF)	97,910	12,431
		52,567
Residential Real Estate Investment Trusts 8.2%
American Campus Communities, REIT	500,915	24,084
AvalonBay Communities, REIT	284,638	61,291
Camden Property Trust, REIT	245,313	27,232
Canadian Apartment Properties (CAD)	151,941	6,247
Equity LifeStyle Properties, REIT	96,500	12,892
Equity Residential, REIT	637,502	54,991
Essex Property Trust, REIT	140,667	45,949
Nippon Accommodations Fund (JPY)	2,074	12,919
UNITE Group (GBP)	417,615	5,604
		251,209
Retail Real Estate Investment Trusts 4.4%
Acadia Realty Trust, REIT	601,682	17,196
CapitaLand Mall Trust (SGD)	3,696,200	7,037
Charter Hall Retail (AUD)	732,171	2,101
Federal Realty Investment Trust, REIT	131,367	17,884
Macerich, REIT	790,115	24,960

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

National Retail Properties, REIT	35,106	1,980
Realty Income, REIT	65,236	5,002
Regency Centers, REIT	331,923	23,065
Shaftesbury (GBP)	368,634	4,118
Simon Property Group, REIT	129,272	20,121
Spirit Realty Capital, REIT	17,384	832
Unibail-Rodamco-Westfield (EUR)	4,969	724
Urban Edge Properties, REIT	435,596	8,621
		133,641
Specialized Real Estate Investment Trusts 4.5%
CubeSmart, REIT	757,100	26,423
CyrusOne, REIT	68,686	5,433
Digital Realty Trust, REIT	131,125	17,021
EPR Properties, REIT	15,100	1,161
Equinix, REIT	34,849	20,101
Public Storage, REIT	197,536	48,450
Rayonier, REIT	287,857	8,117
Weyerhaeuser, REIT	342,152	9,478
		136,184
Total Real Estate		1,122,086
UTILITIES 2.4%

Electric Utilities 1.8%
Alliant Energy	88,700	4,784
American Electric Power	65,281	6,116
Entergy	42,600	4,999
Evergy	62,793	4,179
Eversource Energy	88,345	7,551
NextEra Energy	86,247	20,095
Xcel Energy	116,300	7,547
		55,271
Gas Utilities 0.4%
Atmos Energy	116,864	13,310
		13,310

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Multi-Utilities 0.2%
Sempra Energy	37,863	5,589
		5,589
Total Utilities		74,170
Total Miscellaneous Common Stocks 0.2% (5)		7,921
Total Common Stocks (Cost $2,306,801)		2,775,905

PREFERRED STOCKS 0.1%
MATERIALS 0.1%
Steel 0.1%
Gerdau (BRL) (6)	1,081,800	3,439
Total Materials		3,439
Total Preferred Stocks (Cost $4,308)		3,439

CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER STAPLES 0.1%
Agricultural Products 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $2,712 (1)(2)(4)	146,876	3,423
Total Consumer Staples		3,423
MATERIALS 0.1%
Specialty Chemicals 0.1%
International Flavors & Fragrances, 6.00%, 9/15/21	61	2,862
Total Materials		2,862
UTILITIES 0.4%
Electric Utilities 0.2%
American Electric Power, 6.125%, 3/15/22	54	2,960
Southern, Series A, 6.75%, 8/1/22	45	2,384
		5,344
Multi-Utilities 0.2%
Sempra Energy, Series A, 6.00%, 1/15/21	46	5,480
		5,480

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Water Utilities 0.0%
Aqua America, 6.00%, 4/30/22	24	1,412
		1,412
Total Utilities		12,236
Total Convertible Preferred Stocks (Cost $16,800)		18,521
aBANK LOANS 0.1% (7)
Energy 0.1%
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.062%, 8/9/22
Acquisition Date: 8/9/17 - 3/1/19, Cost $3,012 (2)(4)	3,050,000	3,020
Total Bank Loans (Cost $3,022)		3,020

EQUITY MUTUAL FUNDS 1.2%
Real Estate Select Sector SPDR Fund	909,023	35,761
Total Equity Mutual Funds (Cost $33,780)		35,761
SHORT-TERM INVESTMENTS 7.0%
Money Market Funds 6.6%
T. Rowe Price Treasury Reserve Fund, 2.04% (8)(9)	202,955,937	202,956
Total Money Market Funds		202,956
U. S. Treasury Obligations 0.4%
U. S. Treasury Bills, 1.99%, 11/7/19 (10)	11,888,000	11,867
Total U. S. Treasury Obligations		11,867
Total Short-Term Investments (Cost $214,820)		214,823

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description		Contracts	Notional Amount	$ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
11/15/19 @ $81.00 (1)		9,150	79,761	124
SPDR Euro Stoxx 50 ETF, Put, 11/15/19 @ $34.00 (1)		4,096	15,458	57
Total Exchange-Traded Options Purchased (Cost $1,113)				181

OTC Options Purchased 0.1%
Counterparty	Description	Contracts	Notional Amount	$ Value
Deutsche	GBP Put / USD Call, 2/20/20 @ 1.22
Bank	(USD)(1)	1	36,600	836
Total OTC Options Purchased (Cost $539)				836
Total Options Purchased (Cost $1,652)				1,017

Total Investments in Securities 99.8%
(Cost $2,581,183)				$3,052,486
Other Assets Less Liabilities 0.2%				7,114
Net Assets 100.0%				$3,059,600

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $13,112 and represents 0.4% of net assets.
(3)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(4)	Level 3 in fair value hierarchy.
(5)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

(7)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(8)	Affiliated Companies
(9)	Seven-day yield
(10)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore China Renminbi
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
OTC	Over-the-counter
PLN	Polish Zloty
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

FUTURES CONTRACTS

($000s)

			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 54 Dax Performance Index contracts	12/19	(18,262)	$(37)
Long, 422 FTSE 100 Index contracts	12/19	38,311	366
Long, 221 S&P 500 E-Mini Index contracts	12/19	32,912	83
Long, 230 S&P/TSX 60 Index contracts	12/19	34,585	(32)
Long, 129 SPI 200 contracts	12/19	14,545	49
Short, 322 Ultra U.S. Treasury Bonds contracts	12/19	(61,794)	229
Long, 500 XAE Energy contracts	12/19	29,775	(687)
Net payments (receipts) of variation margin to date			(181)

Variation margin receivable (payable) on open futures contracts			$(210)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$2,230	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Treasury
Reserve Fund	$119,447	¤	¤	$202,956	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,230 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $202,956.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ASSETS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE REAL ASSETS FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in
Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market

T. ROWE PRICE REAL ASSETS FUND

valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,495,232	$ 1,274,004	$ 6,669	$ 2,775,905
Preferred Stocks	—	3,439	—	3,439
Convertible Preferred Stocks	—	15,098	3,423	18,521
Fixed Income Securities[1]	—	—	3,020	3,020
Equity Mutual Funds	35,761	—	—	35,761
Short-Term Investments	202,956	11,867	—	214,823
Options Purchased	—	1,017	—	1,017
Total	$1,733,949	$ 1,305,425	$ 13,112	$ 3,052,486
Liabilities
Futures Contracts	$210	$ —	$ —	$ 210

[1] Includes Bank Loans.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $335,000 for the period ended September 30, 2019.

($000s)	Beginning
	Balance	Gain (Loss)	Total	Ending Balance
	1/1/19	During Period	Purchases	9/30/19
Investment in Securities
Common Stocks	$4,139	$–	$2,530	$6,669
Convertible
Preferred Stocks	3,090	333	–	3,423
Bank Loans	2,010	8	1,002	3,020
Total	$9,239	$341	$3,532	$13,112